Taxes on Income (Income Before Income Taxes and Income Taxes Expense (Benefit) Included in the Consolidated Statements of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income before income taxes, Israel	$ 17,915	$ 7,486	$ 5,565
Income before income taxes, foreign jurisdictions	4,475	5,419	1,717
Income before income taxes	22,390	12,905	7,282
Current taxes, Israel	1,765	1,281	1,260
Current taxes, foreign jurisdictions	1,198	1,192	506
Current taxes	2,963	2,473	1,766
Current tax (benefits) expenses relating to prior years, Israel	(215)	(10)	50
Current tax (benefits) expenses relating to prior years, foreign jurisdictions	158	(147)	(198)
Current tax (benefits) expenses relating to prior years	(57)	(157)	(148)
Deferred taxes, Israel	1,114	174	8
Deferred taxes, foreign jurisdictions	64	(126)	(69)
Deferred taxes	1,178	48	(61)
Income tax expense	$ 4,084	$ 2,364	$ 1,557